First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 52.3%
	Collateralized Mortgage Obligations – 35.1%
	Federal Home Loan Mortgage Corp.
$5,763	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (a)	9.57%	10/15/22	$6,017
8,882	Series 2303, Class SW, IO, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (a)	10.00%	03/01/24	838
50,069	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (a)	27.85%	07/15/31	75,349
192,985	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (a)	6.50%	03/01/32	32,747
400,260	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (a)	7.36%	11/15/33	72,636
943,303	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (a)	6.56%	05/15/35	181,829
220,971	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (a)	24.33%	06/15/35	388,052
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (a)	45.54%	07/15/36	48,439
99,463	Series 3410, Class HC	5.50%	02/01/38	117,630
46,460	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (a)	5.94%	05/15/38	7,226
327,493	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (a)	5.99%	12/15/36	59,399
250,000	Series 3797, Class KB	4.50%	01/01/41	303,815
150,568	Series 3985, Class GI, IO	3.00%	10/01/26	2,732
27,582	Series 4021, Class IP, IO	3.00%	03/01/27	1,457
450,088	Series 4057, Class YI, IO	3.00%	06/01/27	25,052
819,685	Series 4082, Class PI, IO	3.00%	06/01/27	44,304
4,185,514	Series 4142, Class IO, IO	3.00%	12/01/27	230,555
464,987	Series 4206, Class IA, IO	3.00%	03/01/33	45,270
503,199	Series 4258, Class CO	(b)	06/01/43	451,314
3,375,933	Series 4459, Class EI, IO	6.00%	06/01/36	444,941
352,629	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (a)	4.00%	10/15/42	344,379
2,190,451	Series 4619, Class IB, IO	4.00%	12/01/47	69,780
5,850,837	Series 4938, Class IB, IO	4.00%	07/01/49	685,574
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,000,000	Series 2020-DNA2, Class B2, 1 Mo. LIBOR + 4.80% (c) (d)	4.89%	02/25/50	1,004,729
1,000,000	Series 2021-DNA5, Class B1, 30 Day SOFR + 3.05% (c) (d)	3.10%	01/25/34	1,019,281
1,000,000	Series 2021-HQA2, Class B2, 30 Day SOFR + 5.45% (c) (d)	5.50%	12/25/33	1,054,664
	Federal Home Loan Mortgage Corp. STACR Trust
775,000	Series 2018-HQA2, Class B1, 1 Mo. LIBOR + 4.25% (c) (d)	4.34%	10/25/48	811,023
1,000,000	Series 2019-HQA3, Class B2, 1 Mo. LIBOR + 7.50% (c) (d)	7.59%	09/25/49	1,061,423
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
48,219	Series T-56, Class APO	(b)	05/01/43	47,966
	Federal Home Loan Mortgage Corp., STRIPS
50,566	Series 177, IO	7.00%	07/01/26	5,678
728,062	Series 243, Class 2, IO	5.00%	11/01/35	114,561
2,843,481	Series 303, Class C17, IO	3.50%	01/01/43	398,855
1,054,412	Series 324, Class C21, IO	6.00%	06/01/39	243,935
	Federal National Mortgage Association
47,163	Series 1996-46, Class ZA	7.50%	11/01/26	52,182
119,828	Series 1997-85, Class M, IO	6.50%	12/01/27	6,128
32,241	Series 2002-80, Class IO, IO	6.00%	09/01/32	3,042
64,571	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (a)	7.91%	03/25/33	12,966
87,679	Series 2003-44, Class IU, IO	7.00%	06/01/33	17,336
482,124	Series 2003-62, Class PO	(b)	07/01/33	455,587
401,011	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (a)	7.01%	07/25/34	69,238
13,205	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (a)	15.32%	11/25/31	17,054
258,405	Series 2004-W10, Class A6	5.75%	08/01/34	283,418
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (a)	28.24%	01/25/36	455,498
20,048	Series 2005-59 Class SU, 1 Mo. LIBOR x -5 + 25.50% (a)	25.05%	06/25/35	31,940

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$87,436	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (a)	6.61%	02/25/35	$16,463
42,466	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (a)	6.36%	10/25/37	8,813
230,989	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (a)	6.66%	05/25/37	46,798
294,177	Series 2008-17, Class BE	5.50%	10/01/37	366,307
979,329	Series 2010-103, Class ID, IO	5.00%	09/01/40	193,317
496,818	Series 2010-59, Class EI, IO	6.00%	06/01/40	96,296
59,943	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (a)	24.50%	09/01/40	99,416
1,046,620	Series 2011-81, Class PI, IO	3.50%	08/01/26	53,916
84,372	Series 2012-111, Class B	7.00%	10/01/42	102,613
640,520	Series 2012-112, Class BI, IO	3.00%	09/01/31	17,372
2,023,764	Series 2012-125, Class MI, IO	3.50%	11/01/42	288,879
15,482	Series 2012-74, Class OA	(b)	03/01/42	14,785
15,482	Series 2012-75, Class AO	(b)	03/01/42	14,775
802,080	Series 2013-130, Class GS, IO, 1 Mo. LIBOR x -1 + 6.25% (a)	6.16%	09/25/33	105,207
27,044	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (a)	10.40%	01/01/44	33,649
1,054,604	Series 2013-32, Class IG, IO	3.50%	04/01/33	111,717
303,819	Series 2013-51, Class PI, IO	3.00%	11/01/32	26,300
2,204,934	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (a)	6.06%	04/25/45	399,403
331,532	Series 2015-76, Class BI, IO	4.00%	10/01/39	20,745
1,416,217	Series 2015-97, Class AI, IO	4.00%	09/01/41	61,093
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	51,885
4,369,441	Series 2017-109, Class SJ, IO, 1 Mo. LIBOR x -1+ 6.20% (a)	6.11%	01/25/48	787,444
1,959,432	Series 5112, Class ID, IO	7.00%	01/01/30	273,374
	Federal National Mortgage Association, STRIPS
33,792	Series 305, Class 12, IO (e)	6.50%	12/01/29	4,316
45,346	Series 355, Class 18, IO	7.50%	11/01/33	8,888
1,549,843	Series 387, Class 10, IO	6.00%	04/01/38	303,512
689,720	Series 406, Class 6, IO (e)	4.00%	01/01/41	79,520
616,755	Series 413, Class 173, IO (e)	4.50%	07/01/42	100,755
	Government National Mortgage Association
310,423	Series 2004-95, Class QZ	4.50%	11/01/34	339,664
170,662	Series 2005-33, Class AY	5.50%	04/01/35	189,958
63,970	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (a)	16.21%	06/17/35	80,461
234,715	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (a)	6.22%	09/20/35	48,273
35,592	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (a)	86.01%	06/20/36	107,195
372,023	Series 2007-14, Class PB	5.40%	03/01/37	413,827
57,897	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (a)	6.69%	08/20/37	990
191,361	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (a)	6.57%	11/20/37	27,188
100,000	Series 2008-2, Class HB	5.50%	01/01/38	116,138
304,000	Series 2008-32, Class JD	5.50%	04/01/38	363,561
173,098	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (a)	6.66%	08/20/38	28,592
32,791	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (a)	6.41%	05/16/39	180
132,382	Series 2009-12, Class IE, IO	5.50%	03/01/39	16,885
143,953	Series 2009-79, Class PZ	6.00%	09/01/39	179,666
3,340,309	Series 2010-57, Class TI, IO	5.00%	05/01/40	693,061
324,791	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (a)	6.06%	07/16/43	57,525
135,063	Series 2014-41, Class ST, 1 Mo. LIBOR x -2.67 + 11.47% (a)	11.24%	11/20/42	144,939
5,288,971	Series 2015-158, Class KS, IO, 1 Mo. LIBOR x -1 + 6.25% (a)	6.17%	11/20/45	1,006,488
73,754	Series 2016-139, Class MZ	1.50%	07/01/45	65,754
151,053	Series 2017-4, Class CZ	3.00%	01/01/47	164,612
119,218	Series 2017-H18, Class DZ (e)	4.61%	09/01/67	148,720
15,719,694	Series 2020-13, Class BT, IO, 1 Mo. LIBOR x -1 + 6.20%, Capped at 0.50% (a)	0.50%	11/20/45	319,537
4,767,314	Series 2020-146, Class CI, IO	2.50%	10/01/50	668,450

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Government National Mortgage Association (Continued)
$6,116,363	Series 2021-23, Class BI, IO	2.00%	02/01/51	$708,724
3,705,051	Series 2021-69, Class IX, IO	3.00%	04/01/51	564,849
				20,948,634
	Commercial Mortgage-Backed Securities – 14.0%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4,000,000	Series K110, Class X3, IO (f)	3.40%	06/01/48	1,019,149
3,330,000	Series K112, Class X3, IO (f)	3.00%	07/01/48	762,154
4,605,411	Series K115, Class X3, IO (f)	2.96%	09/01/48	1,030,877
4,326,216	Series K118, Class X3, IO (f)	2.69%	10/25/48	903,986
1,900,000	Series K122, Class X3, IO (f)	2.63%	01/01/49	393,220
3,343,856	Series K128, Class X3, IO (f)	2.79%	04/01/31	743,068
3,250,000	Series K-1517, Class X3, IO (f)	3.28%	08/01/38	1,127,437
3,000,000	Series K-1520, Class X3, IO (f)	3.09%	04/01/39	1,017,965
1,831,144	Series K739, Class X3, IO (f)	2.85%	11/25/48	279,430
	Federal National Mortgage Association, ACES
13,100,000	Series 2019-M9, Class X4, IO	0.70%	03/01/29	538,734
	Government National Mortgage Association
2,801,876	Series 2016-11, Class IO (e)	0.86%	01/01/56	135,919
6,993,995	Series 2016-166, Class IO (e)	1.00%	04/01/58	405,222
				8,357,161
	Pass-through Security – 3.2%
	Federal Home Loan Mortgage Corp.
380,816	Pool K36017	5.00%	09/01/47	411,026
751,564	Pool U99176	4.00%	12/01/47	831,306
	Federal National Mortgage Association
593,272	Pool AB5688	3.50%	07/01/37	641,146
				1,883,478
	Total U.S. Government Agency Mortgage-Backed Securities			31,189,273
	(Cost $31,216,259)
MORTGAGE-BACKED SECURITIES – 33.8%
	Collateralized Mortgage Obligations – 22.6%
	Accredited Mortgage Loan Trust
170,519	Series 2003-2, Class A1	4.98%	10/01/33	179,140
	ACE Securities Corp. Home Equity Loan Trust
747,856	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (d)	0.31%	12/25/36	364,462
	Banc of America Mortgage Trust
46,578	Series 2002-L, Class 1A1 (f)	3.07%	12/01/32	40,868
97,910	Series 2005-A, Class 2A1 (f)	2.58%	02/01/35	101,591
	Chase Mortgage Finance Trust
60,596	Series 2007-A1, Class 1A3 (f)	2.47%	02/01/37	61,505
	Citigroup Mortgage Loan Trust
123,618	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (d)	2.22%	09/01/35	129,371
21,114	Series 2009-10, Class 1A1 (c) (f)	2.76%	09/01/33	21,347
276,442	Series 2012-7, Class 10A2 (c) (f)	2.46%	09/01/36	254,524
	Connecticut Avenue Securities Trust
1,000,000	Series 2019-RO2, Class 1B1, 1 Mo. LIBOR + 4.15% (c) (d)	4.24%	08/25/31	1,029,665
	Countrywide Home Loan Mortgage Pass-Through Trust
169,672	Series 2003-46, Class 2A1 (f)	2.80%	01/01/34	169,969

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Countrywide Home Loan Mortgage Pass-Through Trust (Continued)
$48,819	Series 2005-HYB3, Class 2A6B (f)	2.61%	06/01/35	$50,843
171,143	Series 2006-21, Class A8	5.75%	02/01/37	128,624
284,091	Series 2006-HYB5, Class 3A1A (f)	2.77%	09/01/36	270,807
	Credit Suisse Commercial Mortgage Securities Corp. Pass-Through Certificates
1,000,000	Series 2020-UNFI, Class A, 1 Mo. LIBOR + 0.50%, 4.25% minimum (c) (d)	4.25%	12/06/22	1,005,134
	Credit Suisse First Boston Mortgage Securities Corp.
323,075	Series 2004-AR2, Class 1A1 (f)	2.94%	03/01/34	338,725
	Credit Suisse Mortgage Trust
342,024	Series 2017-FHA1, Class A1 (c)	3.25%	04/01/47	363,129
	Deutsche ALT-A Securities, Inc., Mortgage Loan Trust
2,734	Series 2003-3, Class 3A1	5.00%	10/25/33	2,731
	DSLA Mortgage Loan Trust
367,003	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (d)	0.83%	07/19/44	355,319
460,667	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (d)	0.23%	03/01/37	439,581
	Galton Funding Mortgage Trust
14,962	Series 2018-2, Class A41 (c)	4.50%	10/01/58	15,001
	GSR Mortgage Loan Trust
3,860	Series 2003-10, Class 1A12 (f)	2.46%	10/01/33	3,884
149,118	Series 2005-AR1, Class 4A1 (f)	2.77%	01/01/35	147,167
	Harborview Mortgage Loan Trust
233,102	Series 2004-6, Class 3A1 (f)	3.00%	08/01/34	233,804
	Home Equity Asset Trust
7,887	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.96% (d)	1.05%	08/25/35	7,899
294,202	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.62% (d)	0.70%	04/25/36	292,858
	IXIS Real Estate Capital Trust
1,036,656	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (d)	0.25%	05/25/37	367,051
	JP Morgan Mortgage Trust
580,130	Series 2005-ALT1, Class 4A1 (f)	2.43%	10/01/35	520,834
341,060	Series 2006-A2, Class 4A1 (f)	2.26%	08/01/34	359,181
77,662	Series 2006-A2, Class 5A3 (f)	2.49%	11/01/33	78,555
50,746	Series 2014-2, Class 1A1 (c)	3.00%	06/01/29	51,956
	MASTR Adjustable Rate Mortgages Trust
22,917	Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (f)	2.08%	11/01/34	23,390
	MASTR Alternative Loan Trust
3,571,905	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (d)	0.44%	03/25/36	278,607
	MASTR Asset Backed Securities Trust
672,671	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (d)	0.25%	11/25/36	497,213
1,127,970	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.22% (d)	0.31%	08/25/36	586,233
514,864	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.48% (d)	0.57%	08/25/36	276,457
	MASTR Asset Securitization Trust
11,877	Series 2003-11, Class 5A2	5.25%	12/01/23	11,784
34,331	Series 2003-11, Class 6A16	5.25%	12/01/33	35,193
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
155,817	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (d)	0.79%	11/15/31	158,694
171,657	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (d)	0.95%	08/15/32	165,808
	MortgageIT Trust
94,727	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (d)	1.75%	05/01/35	95,097
	New Residential Mortgage Loan Trust
297,987	Series 2014-2A, Class A2 (c)	3.75%	05/01/54	317,282
	Nomura Asset Acceptance Corporation Alternative Loan Trust
561,902	Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (d)	1.19%	12/25/34	561,918

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Residential Accredit Loans, Inc.
$97,743	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.54% (d)	0.63%	02/25/46	$69,599
948,431	Series 2006-QS6, Class 1AV, IO (f)	0.76%	06/01/36	21,652
	Residential Asset Securitization Trust
23,833	Series 2004-A3, Class A7	5.25%	06/01/34	24,864
	Structured Adjustable Rate Mortgage Loan Trust
159,652	Series 2004-2, Class 4A2 (f)	2.61%	03/01/34	160,883
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
22,643	Series 2001-SB1, Class A2	3.38%	08/01/31	22,222
	Thornburg Mortgage Securities Trust
151,782	Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (d)	0.73%	09/25/43	154,777
	Vendee Mortgage Trust
51,795,468	Series 2010-1, Class DI, IO (f)	0.30%	04/01/40	497,573
	Wachovia Mortgage Loan Trust, LLC
58,685	Series 2006-A, Class 3A1 (f)	3.00%	05/01/36	57,367
	WaMu Mortgage Pass-Through Certificates
116,837	Series 2003-AR5, Class A7 (f)	2.57%	06/01/33	119,129
191,172	Series 2004-AR1, Class A (f)	2.42%	03/01/34	197,154
210,995	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.84% (d)	0.93%	07/25/44	211,182
207,906	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (d)	0.81%	11/25/34	204,165
27,523	Series 2004-AR3, Class A2 (f)	2.58%	06/01/34	28,323
258,951	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (d)	0.73%	01/25/45	257,821
362,371	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (d)	0.55%	04/25/45	357,941
128,211	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (d)	0.73%	07/25/45	128,464
235,274	Series 2006-AR2, Class 1A1 (f)	2.89%	03/01/36	235,562
	Washington Mutual Alternative Mortgage Pass-Through Certificates
14,173	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (a)	38.94%	06/25/37	27,944
	WinWater Mortgage Loan Trust
293,365	Series 2015-3, Class B1 (c) (f)	3.88%	03/01/45	310,228
				13,480,051
	Commercial Mortgage-Backed Securities – 11.2%
	BBCMS Trust
600,841	Series 2013-TYSN, Class A2 (c)	3.76%	09/01/32	601,156
	Citigroup Commercial Mortgage Trust
4,454,214	Series 2015-GC29, Class XA (f)	1.03%	04/01/48	147,252
9,515,820	Series 2016-GC37, Class XA (f)	1.69%	04/01/49	618,868
1,352,233	Series 2016-P4, Class XA (f)	1.90%	07/01/49	99,522
	COMM Mortgage Trust
528,867	Series 2013-LC13, Class XA (f)	1.01%	08/01/46	9,184
23,937,056	Series 2013-LC6, Class XA (f)	1.31%	01/01/46	299,321
122,774,000	Series 2014-UBS6, Class XB (c) (f)	0.04%	12/01/47	252,963
3,829,000	Series 2015-CCRE26, Class XD (c) (f)	1.23%	10/01/48	180,408
	Credit Suisse Mortgage Capital Certificates
1,000,000	Series 2021-980M, Class G (c) (f)	3.65%	07/01/26	858,882
	Extended Stay America Trust
1,000,000	Series 2021-ESH, Class F (c) (d)	3.79%	07/15/38	1,014,293
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (c) (d)	4.00%	08/05/34	377,241
	JP Morgan Chase Commercial Mortgage Securities Trust
3,543,496	Series 2016-JP4, Class XA (f)	0.67%	12/01/49	81,276
	MBRT
1,000,000	Series 2019-MBR, Class H1, 1 Mo. LIBOR + 4.00% (c) (d)	4.09%	11/15/36	1,002,688

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Morgan Stanley Bank of America Merrill Lynch Trust
$2,049,873	Series 2014-C19, Class XA (f)	0.98%	12/01/47	$56,171
5,632,500	Series 2014-C19, Class XE (c) (f)	1.19%	12/01/47	228,041
499,490	Series 2016-C31, Class XA (f)	1.32%	11/01/49	25,482
	Wells Fargo Commercial Mortgage Trust
1,421,331	Series 2015-C26, Class XA (f)	1.20%	02/01/48	50,878
	WFRBS Commercial Mortgage Trust
400,000	Series 2011-C5, Class B (c) (f)	5.68%	11/01/44	400,936
400,000	Series 2011-C5, Class C (c) (f)	5.68%	11/01/44	400,511
				6,705,073
	Total Mortgage-Backed Securities			20,185,124
	(Cost $21,504,560)
ASSET-BACKED SECURITIES – 6.4%
	Affirm Asset Securitization Trust
750,000	Series 2021-A, Class D (c)	3.49%	08/15/25	762,052
	Green Tree Financial Corp.
9,309	Series 1998-4, Class A7	6.87%	04/01/30	9,397
	Meritage Mortgage Loan Trust
2,469	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (d)	1.06%	01/25/35	2,688
	Mid-State Capital Corp. Trust
184,910	Series 2004-1, Class M1	6.50%	08/01/37	196,143
240,505	Series 2005-1, Class A	5.75%	01/01/40	258,029
	Pretium Mortgage Credit Partners I LLC
1,000,000	Series 2021-NPL2, Class A2 (c) (g)	3.84%	06/27/60	1,002,941
	Saxon Asset Securities Trust
691,371	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (d)	0.39%	05/25/47	605,088
	VOLT CI LLC
1,000,000	Series 2021-NP10, Class A2 (c) (g)	4.83%	05/25/51	1,001,560
	Total Asset-Backed Securities			3,837,898
	(Cost $3,781,200)

Total Investments – 92.5%	55,212,295
(Cost $56,502,019) (h)
Net Other Assets and Liabilities – 7.5%	4,483,768
Net Assets – 100.0%	$59,696,063

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	7	Sep 2021	$ (1,051,750)	$(5,312)

(a)	Inverse floating rate security.
(b)	Zero coupon security.
(c)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2021, securities noted as such amounted to $16,403,058 or 27.5% of net assets.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
July 31, 2021 (Unaudited)
(d)	Floating or variable rate security.
(e)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(f)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(g)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at July 31, 2021.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of July 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,063,719 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,358,755. The net unrealized depreciation was $1,295,036. The unrealized amounts presented are inclusive of derivative contracts.

ACES	Alternative Credit Enhancement Securities
IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2021 is as follows:
ASSETS TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$ 31,189,273	$ —	$ 31,189,273	$ —
Mortgage-Backed Securities	20,185,124	—	20,185,124	—
Asset-Backed Securities	3,837,898	—	3,837,898	—
Total Investments	$ 55,212,295	$—	$ 55,212,295	$—

LIABILITIES TABLE
	Total Value at 7/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (5,312)	$ (5,312)	$ —	$ —